Income Taxes (Tables)	12 Months Ended
Apr. 30, 2024
Income Taxes [Abstract]
Schedule of Statutory Rate to the Company’s Effective Tax Rates	The following table reconciles the Japan statutory rate to the Company’s effective tax rates for the years ended April 30, 2023 and 2024:
	April 30, 2023	April 30, 2024
Japanese statutory income tax rate	34.6%	34.6%
Deferred IPO costs	18.7%	11.8%
Non-taxable income	3.1%	1.0%
Valuation allowance	(49.5)%	(45.9)%
Share based compensation	—%	(0.2)%
Non-deductible expenses	(0.8)%	—%
Others	(3.7)%	(1.2)%
	2.4%	0.1%

Schedule of Provision for Income Taxes	Significant components of the provision for income taxes are as follows:
	April 30, 2022	April 30, 2023	April 30, 2024	April 30, 2024
	JPY	JPY	JPY	USD
Current income tax expense (benefit)	12,963,341	(9,345,241)	-	-
Deferred tax (benefit) expense	15,978,261	122,261	(188,496)	(1,196)
Total provision for income taxes	28,941,602	(9,222,980)	(188,496)	(1,196)

Schedule of Deferred Tax Assets and Liabilities	Significant component of deferred tax assets and liabilities are as follows:
	April 30, 2023	April 30, 2024
	JPY	JPY	USD
Net operating loss carry forward	198,703,446	353,138,111	2,241,577
Write off of other receivable	15,005,181	15,005,181	95,247
Lease liabilities	1,199,363	3,810,002	24,184
Write off of guarantee money deposited	2,665,941	2,665,941	16,922
Temporary difference in depreciation	2,781,224	2,645,375	16,792
Bonus accrual	1,010,374	2,392,042	15,184
Research and development costs – capitalized for tax purposes	3,966,700	-	-
Others	212,039	402,882	2,557
Valuation allowance	(222,921,425)	(376,249,532)	(2,388,279)
Deferred tax assets	2,622,843	3,810,002	24,184
Right-of-use assets – operating lease	(1,199,363)	(3,810,002)	(24,184)
Accrued business tax receivable	(1,421,684)	-	-
Others	(190,292)	-	-
Deferred tax liabilities	(2,811,339)	(3,810,002)	(24,184)
Total	(188,496)	-	-